COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 28,129	$ 16,436	$ 11,051
Future minimum lease payments
2015	27,870
2016	25,397
2017	23,450
2018	21,131
2019	16,072
After 2019	34,608
Total	$ 148,528
Contingent liabilities
Income tax on capital gain payable by individual when corporation purchases equity interest from individuals pursuant to PRC individual income tax law (as a percent)	20.00%